UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicated the filing obligation to which this form is intended to satisfy:

[ ]	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period _________ to __________

[X]	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period April 1, 2012 to June 30, 2012

[ ]	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period __________ to __________

August 14, 2012
(Date of report)

Prudential Mortgage Capital Funding, LLC
(Exact name of securitizer as specified in its charter)

N/A (Commission File Number of securitizer)	0001549224 (Central Index Key Number of securitizer)

Sean Beggan 973-367-4261 (Name and telephone number, including area code, of the person to contact in connection with this filing

[ ]	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

[X]	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

[ ]	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Item 1.01               Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Prudential Mortgage Capital Funding, LLC hereby makes its quarterly filing to disclose activity that it is required to report, pursuant to Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)), for the quarter ending June 30, 2012.  The required disclosures are attached as an exhibit to this Form ABS-15G.

Item 2                    Exhibits

Exhibit No.	Description
99.1	Table presenting the disclosures that Prudential Mortgage Capital Funding, LLC, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(2).

Explanatory Note:

We have attempted to gather the information required by Rule 15Ga-1 and this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (ii) identifying each trustee and servicer for the Covered Transactions (collectively, “Demand Entities”), and (iv) requesting from Demand Entities all Reportable Information within their respective possession.  We cannot be certain that we obtained all applicable Reportable Information because some Demand Entities may not have provided complete Reportable Information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Prudential Mortgage Capital Funding, LLC (Securitizer)

Date: August 14, 2012

	By:	/s/ Sean Beggan
Name: Sean Beggan
Title: Vice President and Managing Director